Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Entity Information [Line Items]
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 92,404,622.00
Entity Common Stock, Shares Outstanding	86,511,713
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013